Finance debt - Summary of current and non-current borrowings (Details) - USD ($) $ in Millions	Mar. 13, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current finance debt		$ 10,487		$ 9,329	[1]
Non-current finance debt		57,237	$ 55,803	55,803	[1]
Total	$ 10,000	67,724		65,132
Borrowings
Disclosure of detailed information about borrowings [line items]
Current finance debt		10,487		9,329
Non-current finance debt		57,237		55,803
Total		$ 67,724		$ 65,132

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.